Inventories (Details) - EUR (€)		12 Months Ended
	Oct. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Finished goods		€ 1,951,822	€ 5,585,959
Inventory in the statements of operations			312,563	€ 0
Reversal of impairment on inventory		452,269	0	€ 0
Provision for obsolescence		0	€ 402,908
Impairment on inventory	€ 2,133,385
Recognize income from damaged inventory	€ 1,937,819
Bottom of Range [Member]
Inventories [Line Items]
Inventory in the statements of operations		€ 0